Retirement benefits - Summary of Estimated Future Benefit Payments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 64	$ 66
Due within one year [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	6	5
Between one and five years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	22	23
More than 5 years [member]
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 36	$ 38
Plan [member] | United Kingdom [member]
Disclosure of net defined benefit liability/asset [line items]
Average duration of obligation (years)	18 years	19 years 6 months
Plan [member] | United States [member]
Disclosure of net defined benefit liability/asset [line items]
Average duration of obligation (years)	9 years 3 months 18 days	9 years 2 months 12 days
US post-retirement plan
Disclosure of net defined benefit liability/asset [line items]
Average duration of obligation (years)	9 years 9 months 18 days	9 years 7 months 6 days